Stock-based compensation - Fair value assumptions (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair value assumptions
Expected term (in years)	5 years 10 months 24 days	3 years 2 months 23 days	3 years 2 months 23 days
Minimum Risk-free interest rate (as a percent)	1.21%	0.00%	0.00%
Maximum Risk-free interest rate (as a percent)	2.23%	0.60%	0.60%
Minimum Expected volatility (as a percent)	78.10%	79.00%	68.30%
Maximum Expected volatility (as a percent)	83.60%	83.10%	80.70%